Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Fidelity Hereford Street Trust
Entity Central Index Key	0000917286
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Jul. 25, 2025